Consolidated condensed income statements - USD ($) shares in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Consolidated condensed income statements [Abstract]
Revenue	$ 836,925	$ 775,179
Other operating income	112,214	56,499
Raw materials and consumables used	(7,652)	(11,209)
Employee benefit expenses	(15,793)	(13,252)
Depreciation, amortization, and impairment charges	(243,799)	(236,431)
Other operating expenses	(217,333)	(193,673)
Operating profit	464,562	377,113
Financial income	36,603	1,131
Financial expense	(306,340)	(308,570)
Net exchange differences	1,032	(4,294)
Other financial income/(expense), net	(11,139)	1,302
Financial expense, net	(279,844)	(310,431)
Share of profit/(loss) of associates carried under the equity method	4,690	3,700
Profit/(loss) before income tax	189,408	70,382
Income tax	(59,068)	(25,330)
Profit/(loss) for the period	130,340	45,052
Loss/(profit) attributable to non-controlling interests	(9,828)	(2,470)
Profit/(loss) for the period attributable to the Company	$ 120,512	$ 42,582
Weighted average number of ordinary shares outstanding (in shares)	100,217	100,217
Basic earnings per share (in dollars per share)	$ 1.20	$ 0.42